CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Capital Stock
Warrants activity

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2020	964,997	0.60
Expired	(100,000)	0.675
Issued	80,000	0.50
Balance, December 31, 2021	944,997	0.59
Issued	1,200,000	0.05
Expired	(864,997)	0.12
Balance, December 31, 2022	1,280,000	$0.08

Warrants outstanding

Expiry Date	Exercise Price	Number of Warrants Outstanding
January 15, 2023	$0.50	80,000
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
		1,280,000